May 3, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING VP Natural Resources Trust (“Registrant”)

(File Nos. 033-26116; 811-5710)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A.

Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Counsel ING U.S. Legal Services

cc:	Reza Pishva

Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com